Measurement categories, credit risk and maturity analysis of financial instruments (Detail 3) - CHF (SFr) SFr in Billions		Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	SFr 849.1	SFr 903.7
Balances with central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	87.1	107.1
Due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	13.7	13.2
Cash collateral on securities borrowed and reverse repurchase agreements
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	89.6	81.4
Positive replacement values
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	118.2	158.4
Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	23.4	26.7
Trading portfolio assets - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1],[2]	25.6	21.8
Loans
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	319.6	306.3
Financial assets designated at fair value - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1],[3]	58.4	64.8
Financial assets available for sale - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1],[3]	7.9	14.9
Financial assets held to maturity
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	9.2	9.3
Other assets
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	25.8	18.6
Guarantees
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	18.8	16.7
Loan commitments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	39.1	54.4
Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	12.7	10.2
Rating category 0-1
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	201.7	277.4
Rating category 0-1 | Balances with central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	86.6	106.2
Rating category 0-1 | Due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	0.6	0.6
Rating category 0-1 | Cash collateral on securities borrowed and reverse repurchase agreements
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	24.3	29.2
Rating category 0-1 | Positive replacement values
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	17.0	19.6
Rating category 0-1 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	6.5	6.4
Rating category 0-1 | Trading portfolio assets - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1],[2]	10.3	9.0
Rating category 0-1 | Loans
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	3.2	31.7
Rating category 0-1 | Financial assets designated at fair value - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1],[3]	33.8	48.4
Rating category 0-1 | Financial assets available for sale - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1],[3]	6.8	12.7
Rating category 0-1 | Financial assets held to maturity
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	8.5	8.4
Rating category 0-1 | Other assets
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	0.1	0.1
Rating category 0-1 | Guarantees
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	2.0	2.0
Rating category 0-1 | Loan commitments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	1.9	2.4
Rating category 0-1 | Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]		0.6
Rating category 2-3
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	354.9	330.9
Rating category 2-3 | Balances with central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	0.5	0.9
Rating category 2-3 | Due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	10.6	9.7
Rating category 2-3 | Cash collateral on securities borrowed and reverse repurchase agreements
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	36.4	24.5
Rating category 2-3 | Positive replacement values
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	75.3	96.9
Rating category 2-3 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	9.7	12.2
Rating category 2-3 | Trading portfolio assets - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1],[2]	7.3	6.8
Rating category 2-3 | Loans
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	161.8	127.2
Rating category 2-3 | Financial assets designated at fair value - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1],[3]	14.2	12.6
Rating category 2-3 | Financial assets available for sale - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1],[3]	1.0	1.8
Rating category 2-3 | Financial assets held to maturity
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	0.7	0.9
Rating category 2-3 | Other assets
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	0.4	2.0
Rating category 2-3 | Guarantees
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	9.1	6.4
Rating category 2-3 | Loan commitments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	15.4	19.5
Rating category 2-3 | Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	12.7	9.4
Rating category 4-5
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	134.8	157.1
Rating category 4-5 | Due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	1.4	2.0
Rating category 4-5 | Cash collateral on securities borrowed and reverse repurchase agreements
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	16.8	20.1
Rating category 4-5 | Positive replacement values
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	19.4	34.2
Rating category 4-5 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	5.6	6.4
Rating category 4-5 | Trading portfolio assets - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1],[2]	3.0	2.9
Rating category 4-5 | Loans
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	65.4	63.1
Rating category 4-5 | Financial assets designated at fair value - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1],[3]	1.5	1.0
Rating category 4-5 | Financial assets available for sale - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1],[3]		0.2
Rating category 4-5 | Other assets
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	8.3	6.2
Rating category 4-5 | Guarantees
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	4.1	3.7
Rating category 4-5 | Loan commitments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	9.4	17.1
Rating category 4-5 | Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]		0.3
Rating category 6-8
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	116.5	103.5
Rating category 6-8 | Due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	0.9	0.5
Rating category 6-8 | Cash collateral on securities borrowed and reverse repurchase agreements
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	10.4	6.9
Rating category 6-8 | Positive replacement values
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	6.2	7.4
Rating category 6-8 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	1.6	1.6
Rating category 6-8 | Trading portfolio assets - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1],[2]	2.0	1.7
Rating category 6-8 | Loans
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	70.0	63.6
Rating category 6-8 | Financial assets designated at fair value - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1],[3]	0.8	1.6
Rating category 6-8 | Financial assets available for sale - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1],[3]	0.1	0.1
Rating category 6-8 | Other assets
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	15.9	7.7
Rating category 6-8 | Guarantees
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	2.7	3.6
Rating category 6-8 | Loan commitments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	5.8	8.7
Rating category 9-13
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	39.1	32.7
Rating category 9-13 | Due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	0.3	0.3
Rating category 9-13 | Cash collateral on securities borrowed and reverse repurchase agreements
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	1.8	0.7
Rating category 9-13 | Positive replacement values
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	0.3	0.4
Rating category 9-13 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	0.1	0.2
Rating category 9-13 | Trading portfolio assets - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1],[2]	3.0	1.3
Rating category 9-13 | Loans
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	17.6	19.1
Rating category 9-13 | Financial assets designated at fair value - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1],[3]	8.0	1.3
Rating category 9-13 | Other assets
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	0.8	2.2
Rating category 9-13 | Guarantees
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	0.8	0.7
Rating category 9-13 | Loan commitments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	6.5	6.5
Rating category Defaulted
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	2.0	2.2
Rating category Defaulted | Loans
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	1.5	1.6
Rating category Defaulted | Other assets
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	0.3	0.3
Rating category Defaulted | Guarantees
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	0.2	0.3
Rating category Defaulted | Loan commitments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]		0.1
UBS AG
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	851.4	904.5
UBS AG | Balances with central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	87.1	107.1
UBS AG | Due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	13.7	13.1
UBS AG | Cash collateral on securities borrowed and reverse repurchase agreements
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	89.6	81.4
UBS AG | Positive replacement values
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	118.2	158.4
UBS AG | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	23.4	26.7
UBS AG | Trading portfolio assets - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1],[2]	25.7	21.9
UBS AG | Loans
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	321.7	307.0
UBS AG | Financial assets designated at fair value - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1],[3]	58.4	64.8
UBS AG | Financial assets available for sale - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1],[3]	7.9	14.9
UBS AG | Financial assets held to maturity
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	9.2	9.3
UBS AG | Other assets
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	25.8	18.6
UBS AG | Guarantees
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	18.8	16.7
UBS AG | Loan commitments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	39.1	54.4
UBS AG | Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	12.7	10.2
UBS AG | Rating category 0-1
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	201.7	277.4
UBS AG | Rating category 0-1 | Balances with central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	86.6	106.2
UBS AG | Rating category 0-1 | Due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	0.6	0.6
UBS AG | Rating category 0-1 | Cash collateral on securities borrowed and reverse repurchase agreements
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	24.3	29.2
UBS AG | Rating category 0-1 | Positive replacement values
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	17.0	19.6
UBS AG | Rating category 0-1 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	6.5	6.4
UBS AG | Rating category 0-1 | Trading portfolio assets - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1],[2]	10.3	9.0
UBS AG | Rating category 0-1 | Loans
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	3.2	31.7
UBS AG | Rating category 0-1 | Financial assets designated at fair value - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1],[3]	33.8	48.4
UBS AG | Rating category 0-1 | Financial assets available for sale - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1],[3]	6.8	12.7
UBS AG | Rating category 0-1 | Financial assets held to maturity
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	8.5	8.4
UBS AG | Rating category 0-1 | Other assets
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	0.1	0.1
UBS AG | Rating category 0-1 | Guarantees
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	2.0	2.0
UBS AG | Rating category 0-1 | Loan commitments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	1.9	2.4
UBS AG | Rating category 0-1 | Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]		0.6
UBS AG | Rating category 2-3
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	356.8	331.6
UBS AG | Rating category 2-3 | Balances with central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	0.5	0.9
UBS AG | Rating category 2-3 | Due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	10.6	9.7
UBS AG | Rating category 2-3 | Cash collateral on securities borrowed and reverse repurchase agreements
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	36.4	24.5
UBS AG | Rating category 2-3 | Positive replacement values
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	75.3	96.9
UBS AG | Rating category 2-3 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	9.7	12.2
UBS AG | Rating category 2-3 | Trading portfolio assets - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1],[2]	7.4	6.9
UBS AG | Rating category 2-3 | Loans
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	163.6	127.8
UBS AG | Rating category 2-3 | Financial assets designated at fair value - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1],[3]	14.2	12.6
UBS AG | Rating category 2-3 | Financial assets available for sale - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1],[3]	1.0	1.8
UBS AG | Rating category 2-3 | Financial assets held to maturity
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	0.7	0.9
UBS AG | Rating category 2-3 | Other assets
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	0.4	2.1
UBS AG | Rating category 2-3 | Guarantees
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	9.1	6.4
UBS AG | Rating category 2-3 | Loan commitments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	15.4	19.5
UBS AG | Rating category 2-3 | Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	12.7	9.4
UBS AG | Rating category 4-5
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	135.2	157.2
UBS AG | Rating category 4-5 | Due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	1.4	2.0
UBS AG | Rating category 4-5 | Cash collateral on securities borrowed and reverse repurchase agreements
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	16.8	20.1
UBS AG | Rating category 4-5 | Positive replacement values
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	19.4	34.2
UBS AG | Rating category 4-5 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	5.6	6.4
UBS AG | Rating category 4-5 | Trading portfolio assets - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1],[2]	3.0	2.9
UBS AG | Rating category 4-5 | Loans
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	65.7	63.2
UBS AG | Rating category 4-5 | Financial assets designated at fair value - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1],[3]	1.5	1.0
UBS AG | Rating category 4-5 | Financial assets available for sale - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1],[3]		0.2
UBS AG | Rating category 4-5 | Other assets
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	8.4	6.2
UBS AG | Rating category 4-5 | Guarantees
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	4.1	3.7
UBS AG | Rating category 4-5 | Loan commitments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	9.4	17.1
UBS AG | Rating category 4-5 | Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]		0.3
UBS AG | Rating category 6-8
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	116.5	103.5
UBS AG | Rating category 6-8 | Due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	0.9	0.5
UBS AG | Rating category 6-8 | Cash collateral on securities borrowed and reverse repurchase agreements
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	10.4	6.9
UBS AG | Rating category 6-8 | Positive replacement values
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	6.2	7.4
UBS AG | Rating category 6-8 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	1.6	1.6
UBS AG | Rating category 6-8 | Trading portfolio assets - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1],[2]	2.1	1.7
UBS AG | Rating category 6-8 | Loans
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	70.0	63.6
UBS AG | Rating category 6-8 | Financial assets designated at fair value - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1],[3]	0.8	1.6
UBS AG | Rating category 6-8 | Financial assets available for sale - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1],[3]	0.1	0.1
UBS AG | Rating category 6-8 | Other assets
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	15.9	7.7
UBS AG | Rating category 6-8 | Guarantees
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	2.7	3.6
UBS AG | Rating category 6-8 | Loan commitments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	5.8	8.7
UBS AG | Rating category 9-13
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	39.1	32.7
UBS AG | Rating category 9-13 | Due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	0.3	0.3
UBS AG | Rating category 9-13 | Cash collateral on securities borrowed and reverse repurchase agreements
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	1.8	0.7
UBS AG | Rating category 9-13 | Positive replacement values
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	0.3	0.4
UBS AG | Rating category 9-13 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	0.1	0.2
UBS AG | Rating category 9-13 | Trading portfolio assets - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1],[2]	3.0	1.3
UBS AG | Rating category 9-13 | Loans
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	17.6	19.1
UBS AG | Rating category 9-13 | Financial assets designated at fair value - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1],[3]	8.0	1.3
UBS AG | Rating category 9-13 | Other assets
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	0.8	2.2
UBS AG | Rating category 9-13 | Guarantees
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	0.8	0.7
UBS AG | Rating category 9-13 | Loan commitments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	6.5	6.5
UBS AG | Rating category Defaulted
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	2.0	2.2
UBS AG | Rating category Defaulted | Loans
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	1.5	1.6
UBS AG | Rating category Defaulted | Other assets
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	0.3	0.3
UBS AG | Rating category Defaulted | Guarantees
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]	SFr 0.2	0.3
UBS AG | Rating category Defaulted | Loan commitments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets subject to credit risk	[1]		SFr 0.1

[1]	Refer to the “Internal UBS rating scale and mapping of external ratings” table in the "Risk management and control" section of this report for more information on rating categories.
[2]	Does not include debt instruments held for unit-linked investment contracts and investment fund units.
[3]	Does not include investment fund units.